CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2025

Shares		Market value

	Real Estate Securities*- 146.4%

	Common Stock - 137.6%

	Australia - 6.5%

542,769	Charter Hall Group	$8,183,658

1,105,903	Goodman Group	24,025,755
4,031,007	Stockland	16,349,935

		48,559,348

	Belgium - 2.8%

167,362	Aedifica SA	12,398,860
93,958	Cofinimmo SA	8,147,605

		20,546,465

	Canada - 3.7%

73,134	Boardwalk Real Estate Investment Trust	3,633,573

176,498	Canadian Apartment Properties REIT	5,162,763

939,900	H&R Real Estate Investment Trust	7,599,450
850,000	RioCan Real Estate Investment Trust	11,576,470

		27,972,256

	France - 1.5%

224,975	Carmila SA	4,641,930
63,031	Unibail-Rodamco-Westfield	6,624,084

		11,266,014

	Germany - 2.7%

105,598	LEG Immobilien SE	8,400,095
368,268	Vonovia SE	11,488,632

		19,888,727

	Hong Kong - 7.3%

2,729,161	CK Asset Holdings Ltd.	13,231,190

4,706,470	Link REIT	24,196,545

4,382,000	Swire Properties Ltd.	12,469,472
1,422,303	Wharf Real Estate Investment Co. Ltd.	4,204,536

		54,101,743

	Japan - 12.5%

9,417	Activia Properties, Inc.	8,582,647

7,321	AEON REIT Investment Corp.	6,429,453

13,589	Japan Hotel REIT Investment Corp.	8,207,596

24,096	Japan Metropolitan Fund Investment Corp.	18,551,073

8,994	KDX Realty Investment Corp.	10,261,631

10,619	LaSalle Logiport REIT	10,318,086

1,229,000	Mitsui Fudosan Co., Ltd.	13,423,008

20,244	Orix JREIT, Inc.	13,734,968
180,300	Tokyo Tatemono Co. Ltd.	3,620,406

		93,128,868

	Singapore - 3.7%

3,822,800	CapitaLand Ascendas REIT	8,273,047

13,702,944	CapitaLand China Trust	8,396,933

5,878,600	Frasers Logistics & Commercial Trust	4,331,888
8,338,000	Keppel REIT	6,532,252

		27,534,120

Shares		Market value

	Sweden - 1.7%

1,109,753	Castellum AB	$12,542,848

	United Kingdom - 6.8%

2,598,836	Land Securities Group PLC	20,362,447

3,939,857	LondonMetric Property PLC	9,648,088

829,603	Safestore Holdings PLC	7,348,933

2,668,000	Supermarket Income REIT PLC	2,815,983

2,696,061	Tritax Big Box REIT PLC	5,244,761
550,000	UNITE Group PLC (The)	5,323,775

		50,743,987

	United States - 88.4%

178,107	Alexandria Real Estate Equities, Inc.	14,843,437

209,073	American Tower Corp.	40,208,919

753,292	Americold Realty Trust, Inc.	9,220,294

154,739	AvalonBay Communities, Inc.	29,890,933

318,138	Brixmor Property Group, Inc.	8,806,060

170,738	COPT Defense Properties	4,961,646

333,020	Crown Castle, Inc.	32,133,100

659,781	CubeSmart	26,826,695

50,136	EastGroup Properties, Inc.	8,486,019

640,539	Empire State Realty Trust, Inc., Class A	4,906,529

53,120	Equinix, Inc.	41,605,709

76,610	Essex Property Trust, Inc.	20,505,433

202,656	Extra Space Storage, Inc.	28,562,337

145,732	Federal Realty Investment Trust	14,764,109

147,857	First Industrial Realty Trust, Inc.	7,610,200

1,284,701	Healthpeak Properties, Inc.	24,602,024

418,300	Independence Realty Trust, Inc.	6,855,937

1,418,143	Invitation Homes, Inc.	41,594,134

142,477	Iron Mountain, Inc.	14,524,105

171,316	Lineage, Inc.	6,619,650

316,068	National Storage Affiliates Trust	9,551,575

332,374	Netstreit Corp.	6,002,674

800,659	Park Hotels & Resorts, Inc.	8,871,302

696,892	Piedmont Office Realty Trust, Inc., Class A	6,272,028

575,980	Realty Income Corp.	35,013,824

126,830	Regency Centers Corp.	9,245,907

572,115	Rexford Industrial Realty, Inc.	23,519,648

199,188	Simon Property Group, Inc.	37,381,612

233,558	STAG Industrial, Inc.	8,242,262

262,148	Sun Communities, Inc.	33,817,092

1,408,200	Sunstone Hotel Investors, Inc.	13,194,834

353,999	Ventas, Inc.	24,776,390

772,448	VICI Properties, Inc.,	25,189,529

137,828	Vornado Realty Trust	5,586,169
131,840	Welltower, Inc.	23,485,978

		657,678,094

	Total Common Stock (cost $1,263,020,291)	1,023,962,470

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2025.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) continued

September 30, 2025

Shares		Market value

	Preferred Stock - 8.8%

	United States - 8.8%

245,403	Digital Realty Trust, Inc., Series J, 5.250%	$5,497,027

301,100	Digital Realty Trust, Inc., Series L, 5.200%	6,579,035

282,200	Federal Realty Investment Trust, Series C, 5.000%	6,039,080

405,900	National Storage Affiliates Trust, Series A, 6.000%	9,441,234
383,644	Pebblebrook Hotel Trust, Series E, 6.375%	7,753,445
541,950	Pebblebrook Hotel Trust, Series F, 6.300%	10,947,390
262,125	Pebblebrook Hotel Trust, Series G, 6.375%	5,216,288
143,517	Rexford Industrial Realty, Inc., Series B, 5.875%	3,343,946
287,077	Summit Hotel Properties, Inc., Series E, 6.250%	5,572,165
265,000	Sunstone Hotel Investors, Inc., Series H, 6.125%	5,644,500

	Total Preferred Stock (cost $74,691,447)	66,034,110

	Total Investments - 146.4% (cost $1,337,711,738)	1,089,996,580

	Liabilities in Excess of Other Assets - (46.4)%	(345,698,223)

	Net Assets - 100.0%	$744,298,357

*	Includes U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. countries.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2025.

CBRE Global Real Estate Income Fund

Portfolio of Investments (unaudited) concluded

September 30, 2025

Securities Valuation

The following is a summary of various inputs used in determining the value of the Trust’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of inputs used as of September 30, 2025.

Assets	Level 1	Level 2	Level 3	Total

INVESTMENT IN REAL ESTATE SECURITIES

Common Stock
Australia	$48,559,348	$–	$–	$48,559,348
Belgium	20,546,465	–	–	20,546,465
Canada	27,972,256	–	–	27,972,256
France	11,266,014	–	–	11,266,014
Germany	19,888,727	–	–	19,888,727
Hong Kong	54,101,743	–	–	54,101,743
Japan	93,128,868	–	–	93,128,868
Singapore	27,534,120	–	–	27,534,120
Sweden	12,542,848	–	–	12,542,848
United Kingdom	50,743,987	–	–	50,743,987
United States	657,678,094	–	–	657,678,094

Total Common Stock	1,023,962,470	–	–	1,023,962,470

Preferred Stock
United States	66,034,110	–	–	66,034,110

TOTAL INVESTMENT IN REAL ESTATE SECURITIES	$1,089,996,580	$–	$–	$1,089,996,580

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2025.